Related Party Balances and Transactions - Due from related parties (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Amounts due from related parties	¥ 50,783	¥ 96,036
Ningbo Meishan Bonded Port Area Weilan Investment Co., Ltd.
Related Party Transaction [Line Items]
Amounts due from related parties	50,000	50,000
Nio Capital
Related Party Transaction [Line Items]
Amounts due from related parties		34,316
Kunshan Siwopu Intelligent Equipment Co., Ltd.
Related Party Transaction [Line Items]
Amounts due from related parties		7,970
Nanjing Weibang Transmission Technology Co., Ltd.
Related Party Transaction [Line Items]
Amounts due from related parties	674	2,790
Shanghai Weilan Hongling Investment Management Co., Ltd.
Related Party Transaction [Line Items]
Amounts due from related parties		¥ 960
Wistron Info Comm (Kunshan) Co., Ltd.
Related Party Transaction [Line Items]
Amounts due from related parties	¥ 109